WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares, Outstanding at beginning of period (in shares)	8,513,984	8,715,289	6,311,837
Number of shares, Granted (in shares)	4,376,228	314,366	2,403,452
Number of shares, Exercised (in shares)	(1,325,670)	(515,671)	0
Number of shares, Forfeited (in shares)	(1,297,945)	0	0
Number of shares, Outstanding at ending of period (in shares)	10,266,597	8,513,984	8,715,289
Number of shares, Exercisable at end of period (in shares)	10,266,597	8,504,984
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 2.47	$ 2.39	$ 2.11
Weighted-average exercise price, Granted (in dollars per share)	$ 1.97	$ 2.97	$ 3.13
Weighted-average exercise price, Exercised (in dollars per share)	$ 1.06	$ 1.52	$ 0
Weighted-average exercise price, Forfeited (in dollars per share)	$ 1.50	$ 0	$ 0
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	$ 2.56	$ 2.47	$ 2.39
Weighted-average exercise price, Exercisable at end of period (in dollars per share)	$ 2.56	$ 2.47
Weighted-average remaining contractual term, Outstanding at end of period	3 years 1 month 6 days	1 year 10 months 24 days
Weighted-average remaining contractual term, Exercisable at end of period	3 years 1 month 6 days	1 year 10 months 24 days
Aggregate intrinsic value, Outstanding at end of period (in dollars)	$ 84,100	$ 2,792,000
Aggregate intrinsic value, Exercisable at end of period (in dollars)	$ 84,100	$ 2,792,000